Loans - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended		3 Months Ended
	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2013	Sep. 30, 2014
Sale Non Performing Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial Construction Loans Sold	$ 401,000,000
Residential Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential Mortgage Loans Sold		185,000,000	661,000,000
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds		911,164,000	1,409,233,000
Residential Mortgage | Sale Non Performing Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential Mortgage Loans Sold				435,000,000
Residential Mortgage | Trading Account Assets[Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds		899,604,000	1,391,594,000
Residential Mortgage | Trading Account Assets[Member] | Government National Mortgage Association Certificates And Obligations GNMA Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds		674,557,000	919,980,000
Residential Mortgage | Trading Account Assets[Member] | Federal National Mortgage Association Certificates And Obligations FNMA Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds		225,047,000	438,236,000
Residential Mortgage | Trading Account Assets[Member] | Federal Home Loan Mortgage Corporation Certificates And Obligations FHLMC Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds		0	33,378,000
Other Commercial And Construction Loans Sold Domain [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial Construction Loans Sold		260,000,000	421,000,000
Bulk Sale Bpna [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable Reclassification To Held For Sale					105,000,000
Loans Sold					115,700,000
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchase of Loans		92,000,000	42,000,000
Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchase of Loans		574,000,000	1,900,000,000
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchase of Loans		24,000,000	15,000,000
Westernbank Puerto Rico [Member] | A S C Subtopic 31030 [Member] | Acquired Loans In An F D I C Assisted Transaction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable Acquired With Deteriorated Credit Quality		100,000,000	200,000,000
Westernbank Puerto Rico [Member] | Covered Under Loss Sharing Agreements With F D I C [Member] | A S C Subtopic 31030 [Member] | Acquired Loans In An F D I C Assisted Transaction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of SOP loans		3,100,000,000	3,800,000,000
SOP Non-Covered Loans [Member] | A S C Subtopic 31030 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of SOP loans		243,000,000	197,000,000
PUERTO RICO | Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchase of Loans			$ 761,000,000